Segments - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement
Operating revenues	$ 1,014,110	$ 973,583	$ 993,344
Voyage expenses	(64,101)	(41,010)	(35,145)
Vessel operating expenses	(185,724)	(162,117)	(158,972)
Amortization of deferred drydocking and special survey costs	(29,161)	(18,663)	(12,170)
Net gain on disposal/sale of vessels	8,332	1,639	37,225
Interest income	12,890	12,133	4,591
Interest expense	(26,185)	(20,463)	(62,141)
Net Income (Loss)	505,073	576,299	559,210
Statement of Financial Position
Marketable securities	60,850	86,029
Investments in affiliates		270
Total assets	4,343,654	3,661,136
Operating Segments
Income Statement
Operating revenues	1,014,110	973,583
Voyage expenses	(64,101)	(41,010)
Vessel operating expenses	(185,724)	(162,117)
Depreciation	(148,344)	(129,287)
Amortization of deferred drydocking and special survey costs	(29,161)	(18,663)
Net gain on disposal/sale of vessels	(8,332)	1,639
Interest income	12,843	12,133
Interest expense	(26,185)	(20,463)
Other segment items	(59,212)	(54,446)
Net income/(loss) per segment	522,558	561,369
Statement of Financial Position
Total assets per segment	4,282,475	3,574,837
Reconciling items
Income Statement
Gain on investments, dividend income and equity loss on investments	(17,485)	14,930	(29,237)
Statement of Financial Position
Marketable securities	60,850	86,029
Receivable from affiliates	329
Investments in affiliates		270
Container vessels segment | Operating Segments
Income Statement
Operating revenues	937,077	963,192
Voyage expenses	(32,481)	(33,913)
Vessel operating expenses	(162,192)	(159,084)
Depreciation	(137,823)	(128,097)
Amortization of deferred drydocking and special survey costs	(27,167)	(18,663)
Net gain on disposal/sale of vessels	(8,332)	1,639
Interest income	12,843	12,096
Interest expense	(26,185)	(20,463)
Other segment items	(54,275)	(53,428)
Net income/(loss) per segment	518,129	563,279
Net Income (Loss)			$ 588,447
Statement of Financial Position
Total assets per segment	4,006,268	3,404,298
Drybulk vessels segment | Operating Segments
Income Statement
Operating revenues	77,033	10,391
Voyage expenses	(31,620)	(7,097)
Vessel operating expenses	(23,532)	(3,033)
Depreciation	(10,521)	(1,190)
Amortization of deferred drydocking and special survey costs	(1,994)
Interest income		37
Other segment items	(4,937)	(1,018)
Net income/(loss) per segment	4,429	(1,910)
Statement of Financial Position
Total assets per segment	$ 276,207	$ 170,539